Fair Value Quantitative and Qualitative Disclosures - Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	$ 338,069,866,000
Amount at end of the fiscal year	351,232,991,000	$ 338,069,866,000
Amount at the beginning	71,751,594,000	47,289,011,000
Amount at end of the fiscal year	60,910,834,000	71,751,594,000
Level 3 [member] | Banks own assumptions [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	52,819,000	32,049,000
Transfers to Level 3	0	0
Transfers from Level 3	0	0
Profit and loss	12,418,000	31,068,000
Purchases, sales, issuance and settlement	0	(559,000)
Monetary effects	(19,829,000)	(9,739,000)
Amount at end of the fiscal year	45,408,000	52,819,000
Debt securities [member] | Level 3 [member] | Banks own assumptions [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	52,918,000	1,990,000
Transfers to Level 3	0	0
Transfers from Level 3	0	0
Profit and loss	(214,792,000)	9,273,000
Purchases, sales, issuance and settlement	1,601,402,000	53,845,000
Monetary effects	(148,476,000)	(12,190,000)
Amount at end of the fiscal year	1,291,052,000	52,918,000
Other Financial Assets1 [member] | Level 3 [member] | Banks own assumptions [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	238,818,000	0
Transfers to Level 3	0	0
Transfers from Level 3	0	0
Profit and loss	(106,353,000)	6,836,000
Purchases, sales, issuance and settlement	8,385,000	250,710,000
Monetary effects	(49,682,000)	(18,728,000)
Amount at end of the fiscal year	$ 91,168,000	$ 238,818,000